Financial and Other Non-Current Liabilities - Summary of Due Dates of the Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of financial liabilities [line items]
Lease debt	€ 22,860
Supplier accounts payable and related payables	21,368	€ 28,567	[1]	€ 16,941	[1]
Not later than one year [member]
Disclosure of financial liabilities [line items]
Conditional advances	577	1,201		2,325
Lease debt	3,282
Other liabilities	22,197	12,506		15,751
Supplier accounts payable and related payables	21,368	28,567		16,941
Total financial, current and non-current liabilities	47,423	42,273		35,017
Later than one year and not later than five years [member]
Disclosure of financial liabilities [line items]
Conditional advances	721	1,278		1,825
Lease debt	13,282
Other liabilities	71	3,991		8,421
Total financial, current and non-current liabilities	14,074	5,269		10,246
More than five years [member]
Disclosure of financial liabilities [line items]
Lease debt	6,296
Other liabilities		114		448
Total financial, current and non-current liabilities	6,296	114		448
Total, gross [member]
Disclosure of financial liabilities [line items]
Conditional advances	1,298	2,479		4,150
Lease debt	22,860
Other liabilities	22,268	16,611		24,620
Supplier accounts payable and related payables	21,368	28,567		16,941
Total financial, current and non-current liabilities	€ 67,794	€ 47,656		€ 45,711

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.